VIRTUS NFJ Emerging Markets Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2025
($ reported in thousands)
	Shares	Value
Preferred Stocks—1.3%
Brazil—0.9%
Itau Unibanco Holding S.A., 6.630%	10,600	$ 72
Petroleo Brasileiro S.A. - Petrobras, 10.650%	11,700	68
		140

South Korea—0.4%
Samsung Electronics Co., Ltd., 2.750%	1,613	59
Total Preferred Stocks (Identified Cost $206)		199

Common Stocks—97.2%
Brazil—4.1%
Banco BTG Pactual S.A.	9,900	77
Eneva S.A.(1)	44,900	114
Petroleo Brasileiro S.A. - Petrobras	12,400	78
Rede D’Or Sao Luiz S.A.	17,900	116
Vale S.A.	18,200	176
WEG S.A.	8,018	63
		624

Cayman Islands—4.8%
Full Truck Alliance Co., Ltd. Sponsored ADR	8,515	101
Geely Automobile Holdings Ltd.	50,000	102
JD Logistics, Inc.(1)	60,600	101
KE Holdings, Inc. Class A	15,100	91
Kingsoft Corp., Ltd.	27,800	145
Kuaishou Technology(1)	10,600	85
Trip.com Group Ltd.	1,800	105
		730

China—32.0%
Advanced Micro-Fabrication Equipment, Inc. China Class A(1)	4,033	103
AIA Group Ltd. (Hong Kong)	12,600	113
Alibaba Group Holding Ltd.	80,723	1,129
Aluminum Corp. of China Ltd. Class H	176,000	118
ANTA Sports Products Ltd.	8,759	106
Bank of Ningbo Co., Ltd. Class A	29,700	113
Bosideng International Holdings Ltd. (Hong Kong)	134,000	79
BYD Co., Ltd. Class H	6,000	94
China Mengniu Dairy Co., Ltd.	42,000	86
East Money Information Co., Ltd. Class A	35,900	116
Hangzhou Shunwang Technology Co., Ltd. Class A	40,300	111
	Shares	Value

China—continued
Huizhou Desay Sv Automotive Co., Ltd. Class A	7,200	$ 103
JD.com, Inc. Class A	35,527	579
Luxshare Precision Industry Co., Ltd. Class A	15,830	77
Meituan Class B(1)	10,328	165
Montage Technology Co., Ltd. Class A	9,826	113
NetEase, Inc.	3,400	91
Shanghai Pudong Development Bank Co., Ltd. Class A	64,200	124
Sunny Optical Technology Group Co., Ltd.	14,000	124
Tencent Holdings Ltd.	11,880	761
Xiaomi Corp. Class B(1)	35,800	273
Yealink Network Technology Corp., Ltd. Class A	22,700	110
Zhejiang Dun’An Artificial Environment Co., Ltd. Class A(1)	66,600	108
Zijin Mining Group Co., Ltd. Class A	35,000	95
		4,891

Greece—0.6%
Eurobank Ergasias Services & Holdings S.A.	28,236	97
India—10.0%
Aditya Birla Capital Ltd.(1)	40,653	131
Bharat Heavy Electricals Ltd.	31,606	98
Bharti Airtel Ltd.	3,096	73
Cartrade Tech Ltd.(1)	4,485	89
Dixon Technologies India Ltd.	522	91
Eicher Motors Ltd.	1,101	73
Graphite India Ltd.	15,413	102
HDFC Bank Ltd.	8,641	202
ICICI Bank Ltd.	4,474	76
ICICI Lombard General Insurance Co., Ltd.	2,157	51
IndiaMart InterMesh Ltd.	2,911	88
Kotak Mahindra Bank Ltd.	4,280	108
Lupin Ltd.	4,972	112
Macrotech Developers Ltd.	5,778	93
Reliance Industries Ltd.	8,288	145
		1,532

Indonesia—2.0%
Bank Central Asia Tbk PT	360,800	193
Kalbe Farma Tbk PT	1,179,500	111
		304

Japan—3.7%
Daiichi Sankyo Co., Ltd.	8,000	187
Lasertec Corp.	1,200	162
MonotaRO Co., Ltd.	5,300	104
	Shares	Value

Japan—continued
Nippon Paint Holdings Co., Ltd.	12,800	$ 103
		556

Luxembourg—0.4%
InPost S.A.(1)	3,232	54
Malaysia—0.5%
Kelington Group Bhd	88,400	78
Mexico—0.5%
Grupo Financiero Banorte SAB de C.V. Class O	8,600	79
Netherlands—2.3%
ASML Holding N.V.	434	346
Qatar—0.6%
Ooredoo QPSC	25,965	91
Russia—0.0%
Polyus PJSC GDR(1)(2)(3)	4,887	—(4)
Saudi Arabia—3.3%
Al Rajhi Bank	4,674	118
Arab National Bank	19,660	114
Etihad Etisalat Co.	5,899	93
Saudi Arabian Oil Co.	9,089	59
Saudi National Bank (The)	12,271	118
		502

South Africa—2.8%
Capitec Bank Holdings Ltd.	367	74
Naspers Ltd. Class N	1,109	345
		419

South Korea—6.5%
Classys, Inc.	1,698	79
HD Hyundai Co., Ltd.	748	72
Hugel, Inc.(1)	275	79
NAVER Corp.	534	104
Samsung Electronics Co., Ltd.	12,112	537
SK Hynix, Inc.	590	127
		998

Taiwan—17.1%
Asia Vital Components Co., Ltd.	7,000	178
AURAS Technology Co., Ltd.	6,000	132
eMemory Technology, Inc.	1,000	81
Lotes Co., Ltd.	2,000	93
Quanta Computer, Inc.	17,000	160
Realtek Semiconductor Corp.	8,000	155
Taiwan Semiconductor Manufacturing Co., Ltd.	42,121	1,528
Wistron Corp.	27,000	113
Wiwynn Corp.	2,000	173
		2,613

See Notes to Schedule of Investments

VIRTUS NFJ Emerging Markets Value Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025
($ reported in thousands)
	Shares	Value

Thailand—1.5%
CP ALL PCL Foreign Shares	95,900	$ 130
CP AXTRA PCL Foreign Shares	189,000	104
		234

United Arab Emirates—2.1%
ADNOC Drilling Co. PJSC	44,881	70
ADNOC Logistics & Services	47,943	61
Aldar Properties PJSC	41,353	100
Emirates NBD Bank PJSC	14,426	89
		320

United Kingdom—0.6%
Anglogold Ashanti plc	2,022	91
Uruguay—1.8%
MercadoLibre, Inc.(1)	106	277
Total Common Stocks (Identified Cost $12,288)		14,836

Total Long-Term Investments—98.5% (Identified Cost $12,494)		15,035

TOTAL INVESTMENTS—98.5% (Identified Cost $12,494)		$15,035
Other assets and liabilities, net—1.5%		230
NET ASSETS—100.0%		$15,265
Abbreviations:
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
PCL	Public Company Limited
PJSC	Public Joint Stock Company
plc	Public Limited Company
QPSC	Qatar Public Shareholding Company

Footnote Legend:
(1)	Non-income producing.
(2)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(3)	The Fund is unable to trade and repatriate proceeds due to U.S. sanctions related to the Russia/Ukraine war.
(4)	Amount is less than $500 (not in thousands).

Country Weightings†
China	33%
Taiwan	17
India	10
South Korea	7
Brazil	5
Cayman Islands	5
Japan	4
Other	19
Total	100%
† % of total investments as of June 30, 2025.
The following table summarizes the value of the Fund’s investments as of June 30, 2025, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at June 30, 2025	Level 1 Quoted Prices	Level 3 Significant Unobservable Inputs
Assets:
Equity Securities:
Preferred Stocks	$199	$199	$—
Common Stocks	14,836	14,836	—(1)
Total Investments	$15,035	$15,035	$—(1)

(1)	Amount is less than $500 (not in thousands).
There were no securities valued using significant observable inputs (Level 2) at June 30, 2025.
There were no transfers into or out of Level 3 related to securities held at June 30, 2025.
Some of the Fund’s investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the roll-forward of Level 3 securities and assumptions are not shown for the period ended June 30, 2025.
See Notes to Schedule of Investments

VIRTUS NFJ Emerging Markets Value Fund
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2025
Note 1. Security Valuation
The Fund’s Board of Trustees has designated the investment adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the investment adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the investment adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, restricted securities, and leveraged loans are valued based on either evaluated or composite quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the investment adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options and futures, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, swaps, swaptions, options and equity-linked instruments, are valued based on model prices provided by independent pricing services or from dealer quotes. Depending on the derivative type and the specific terms of the transaction, these models vary and include observable inputs in actively quoted markets including but not limited to: underlying reference entity details, indices, spreads, interest rates, yield curves, dividend and exchange rates. These instruments are generally categorized as Level 2 in the hierarchy. Centrally cleared swaps listed or traded on a bilateral or trade facility platform, such as a registered exchange, are valued at the last posted settlement price determined by the respective exchange. These securities are generally categorized as Level 2 within the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual financial statements.
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